BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Yandex.Money
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of assets held for sale and liabilities related to assets held for sale

July 4, 2013
RUB
Assets held for sale
Cash and cash equivalents	1,195
Term deposits	280
Funds receivable, net	192
Goodwill	378
Other	120

Total assets held for sale	2,165

Liabilities related to assets held for sale
Funds payable and amounts due to customers	1,653
Other	52

Total liabilities related to assets held for sale	1,705

RosTaxi
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

January 15, 2015
RUB
ASSETS:
Intangible assets	114
Deferred tax assets	77
Goodwill	224

Total assets	415

Net assets	415

Total purchase consideration	415

Agnitum
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

December 11, 2015
RUB
ASSETS:
Intangible assets	58
Deferred tax assets	12
Goodwill	50

Total assets	120

Net assets	120

Total purchase consideration	120

KitLocate Ltd
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

March 12, 2014
RUB
ASSETS:
Cash and cash equivalents	4
Current assets	1
Intangible assets	59
Goodwill	158

Total assets	222

LIABILITIES:
Current liabilities	4
Deferred tax liabilities	15

Net assets	203

Total purchase consideration	203

Auto Ru
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

	Preliminary Purchase Price Allocation	Measurement Period Adjustments	Final Purchase Price Allocation
	RUB	RUB	RUB
ASSETS:
Cash and cash equivalents	204	—	204
Current assets	36	—	36
Property and equipment	16	—	16
Intangible assets	1,400	352	1,752
Goodwill	5,168	(283)	4,885

Total assets	6,824	69	6,893

LIABILITIES:
Current liabilities	28	—	28
Non-current liabilities	80	—	80
Deferred tax liabilities	288	69	357

Net assets	6,428	—	6,428

Total purchase consideration	6,428	—	6,428

ADFOX
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

September 30, 2014
RUB
ASSETS:
Property and equipment	2
Intangible assets	74
Deferred tax assets	74
Goodwill	296

Total assets	446

Net assets	446

Total purchase consideration	446

KinoPoisk
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
Schedule of allocation of the purchase price to the net assets acquired

October 14, 2013
RUB
ASSETS:
Cash and cash equivalents	39
Current assets	59
Property and equipment	3
Intangible assets	440
Goodwill	2,140
Other non-current assets	1

Total assets	2,682

LIABILITIES:
Current liabilities	20
Deferred tax liabilities	85

Net assets	2,577

Total purchase consideration	2,577